Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	6-K/A
Entity Registrant Name	Arrival
Amendment Description	We are filing this report on Form 6-K to recast our financial information and certain related disclosures for the three years ended December 31, 2021, which were included in our annual report on Form 20-F for the fiscal year ended December 31, 2021, filed with the Securities and Exchange Commission (the "SEC") on April 27, 2022 (as amended, the "2021 Form 20-F"), in order to reflect that we changed our reporting currency from Euro to U.S. dollar ("USD"). We previously announced on May 10, 2022 that effective the first quarter of 2022, we were changing our reporting currency from Euro to USD.This report does not, and does not purport to, recast the information in any other part of the 2021 Form 20-F not updated herein or update any other information in the 2021 Form 20-F to reflect any events that have occurred after its filing. References in this report to our consolidated financial statements and/or operating and financial review and prospects shall be deemed to refer to our recast consolidated financial statements and related notes and our updated operating and financial review and prospects that are also included in this form 6-K. The exhibits filed herewith as Exhibit 99.1 and 99.2 speak as of the filing date of 2021 Form 20-F and do not purport to reflect events occurring after the original filing date of 2021 Form 20-F. INCORPORATION BY REFERENCEThis report on Form 6-K shall be deemed to be incorporated by reference in each of the Registration Statement on Form F-3 (File no. 333-254885), the Registration Statement on Form F-3 (File no. 333-266472), the Registration Statement on Form S-8 (File no. 333-257101) and the Registration Statement on Form S-8 (File no. 333-259673) of Arrival and to be a part thereof from the date on which this report is filed, to the extent not superseded by documents or reports subsequently filed or furnished.EXHIBITS
Amendment Flag	true
Document Fiscal Year Focus	2021
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001835059